Annual Total Returns [BarChart] - Target Retirement 2030 Fund - None or same as Fund Name	May 01, 2021
Bar Chart Table:
2011	(1.16%)
2012	13.16%
2013	13.71%
2014	3.43%
2015	(2.81%)
2016	8.70%
2017	16.12%
2018	(6.99%)
2019	17.13%
2020	9.25%